Redeemable Noncontrolling Interests (Changes in Redeemable Noncontrolling Interests) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Statement of Stockholders' Equity [Abstract]
Beginning Balance	¥ 9,780	¥ 7,420	¥ 6,548
Adjustment of redeemable noncontrolling interests to redemption value	0	2,131	1,876
Transaction with noncontrolling interests	653	0	0
Comprehensive income
Net Income	384	404	452
Other comprehensive income (loss)
Net change of foreign currency translation adjustments	(197)	326	(416)
Total other comprehensive income (loss)	(197)	326	(416)
Comprehensive income	187	730	36
Dividends	(289)	(501)	(1,040)
Ending Balance	¥ 10,331	¥ 9,780	¥ 7,420